Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Unearned Esop Shares [Member]	Accumulated Other Comprehensive (Loss) [Member]	Treasury Shares [Member]	Total
Balances at Dec. 31, 2009	$ 340	$ 108,883	$ 110,900	$ (4,269)	$ (2,001)	$ (45,261)	$ 168,592
Balances (in shares) at Dec. 31, 2009	31,250,000
Comprehensive income (loss):
Net income (loss)	0	0	(1,854)	0	0	0	(1,854)
Other comprehensive income:	0	0	0	0	3,559	0	3,559
Total comprehensive income (loss)							1,705
ESOP shares committed to be released to Plan participants	0	(589)	0	853	0	0	264
Stock based compensation	0	1,659	0	0	0	0	1,659
Balances at Dec. 31, 2010	340	109,953	109,046	(3,416)	1,558	(45,261)	172,220
Balances (in shares) at Dec. 31, 2010	31,250,000
Comprehensive income (loss):
Net income (loss)	0	0	(7,473)	0	0	0	(7,473)
Other comprehensive income:	0	0	0	0	(170)	0	(170)
Total comprehensive income (loss)							(7,643)
ESOP shares committed to be released to Plan participants	0	(652)	0	854	0	0	202
Stock based compensation	0	1,593	0	0	0	0	1,593
Balances at Dec. 31, 2011	340	110,894	101,573	(2,562)	1,388	(45,261)	166,372
Balances (in shares) at Dec. 31, 2011	31,250,000						31,250,097
Comprehensive income (loss):
Net income (loss)	0	0	2,208	0	0	0	2,208
Other comprehensive income:	0	0	0	0	196	0	196
Total comprehensive income (loss)							2,404
ESOP shares committed to be released to Plan participants	0	(170)	0	214	0	0	44
Stock based compensation	0	40	0	0	0	0	40
Stock based compensation (in shares)	100,000
Balances at Mar. 31, 2012	340	110,764	103,781	(2,348)	1,584	(45,261)	168,860
Balances (in shares) at Mar. 31, 2012	31,350,000
Balances at Dec. 31, 2011	340	110,894	101,573	(2,562)	1,388	(45,261)	166,372
Balances (in shares) at Dec. 31, 2011	31,250,000						31,250,097
Comprehensive income (loss):
Net income (loss)	0	0	34,914	0	0	0	34,914
Other comprehensive income:	0	0	0	0	897	0	897
Total comprehensive income (loss)							35,811
ESOP shares committed to be released to Plan participants	0	(548)	0	854	0	0	306
Stock based compensation	1	144	0	0	0	0	145
Stock based compensation (in shares)	98,000
Balances at Dec. 31, 2012	341	110,490	136,487	(1,708)	2,285	(45,261)	202,634
Balances (in shares) at Dec. 31, 2012	31,348,000						31,348,556
Comprehensive income (loss):
Net income (loss)	0	0	4,625	0	0	0	4,625
Other comprehensive income:	0	0	0	0	(336)	0	(336)
Total comprehensive income (loss)							4,289
ESOP shares committed to be released to Plan participants	0	(64)	0	214	0	0	150
Stock based compensation	0	32	0	0	0	0	32
Balances at Mar. 31, 2013	$ 341	$ 110,458	$ 141,112	$ (1,494)	$ 1,949	$ (45,261)	$ 207,105
Balances (in shares) at Mar. 31, 2013	31,348,000						31,348,556